Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets, Allowance for doubtful accounts	$ 9,204	$ 8,886
Deferred tax assets, Accrued vacation and bonus	8,016	6,631
Deferred tax assets, Deferred rent	16,137	17,354
Deferred tax assets, Share-based compensation	23,730	25,948
Deferred tax assets, Notes receivable from employees	27,791	27,900
Deferred tax assets, State net operating loss carryforward & credits	1,921	2,943
Deferred tax assets, Foreign net operating loss carryforward	7,976	2,585
Deferred tax assets, Foreign tax credits	1,253
Deferred tax assets, Future foreign tax credit asset	8,406	8,603
Deferred tax assets, Other-net	4,783	5,291
Total deferred tax assets	109,217	106,141
Deferred tax liabilities, Revenue recognition	(19,706)	(33,462)
Deferred tax liabilities, Property, equipment and capitalized software	(819)	(1,383)
Deferred tax liabilities, Goodwill and other intangible asset amortization	(188,737)	(169,471)
Deferred tax liabilities, Deferred compensation	(152)
Deferred tax liabilities, Discount on long term debt		(1,264)
Total deferred tax liabilities	(209,414)	(205,580)
Valuation allowance	(1,939)	(886)
Net deferred tax assets (liabilities)	$ (102,136)	$ (100,325)